PGIM US Large-Cap Buffer 20 ETF - April
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 103.0%
Affiliated Mutual Fund 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $78,543)(wb)	78,543	$78,543
Options Purchased*~ 101.8%
(cost $6,352,601)		6,607,194

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.0% (cost $6,431,144)		6,685,737
Options Written*~ (3.0)%
(premiums received $189,838)		(195,117)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $6,241,306)		6,490,620
Liabilities in excess of other assets(z) (0.0)%		(1,079)

Net Assets 100.0%		$6,489,541

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/25	$5.23		119		12	$6,450,722
SPDR S&P 500 ETF Trust	Put	03/31/25	$523.07		119		12	156,472
Total Options Purchased (cost $6,352,601)								$6,607,194

PGIM US Large-Cap Buffer 20 ETF - April
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/25	$591.64		119		12	$(157,294)
SPDR S&P 500 ETF Trust	Put	03/31/25	$418.46		119		12	(37,823)
Total Options Written (premiums received $189,838)							$(195,117)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2